CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 112,734	$ 106,505
Restricted cash	6,363	6,798
Accounts receivable, net of allowance for doubtful accounts of $17,646 and $3,288 as of December 31, 2010 and 2011	92,823	62,455
Prepaid concession fees	22,909	31,787
Amount due from related parties	148	306
Other current assets	6,627	2,713
Deferred tax assets - current	6,061	5,050
Total current assets	247,665	215,614
Property and equipment, net	56,429	71,720
Long-term investments	2,047	1,714
Long term deposits	15,042	13,874
Deferred tax assets - non-current	5,763	6,032
Acquired intangible assets, net	13,788	17,496
Goodwill	20,734	20,736
TOTAL ASSETS	361,468	347,186
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $38,286 and $61,697 as of December 31, 2010 and 2011, respectively)	63,577	39,020
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $7,078 and $9,585 as of December 31, 2010 and 2011, respectively)	11,276	12,253
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $12,751 and $11,516 as of December 31, 2010 and 2011, respectively)	11,522	12,751
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $911 and $332 as of December 31, 2010 and 2011, respectively)	792	1,263
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. $422 and $443 as of December 31, 2010 and 2011, respectively)	443	422
Total current liabilities	87,610	65,709
Non-current liabilities:
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $4,761 and $3,800 as of December 31, 2010 and 2011, respectively)	3,800	4,761
Total liabilities	91,410	70,470
Commitments and contingencies (Note 20 and Note 21)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2010 and 2011; 131,905,011 shares and 127,662,057 shares issued as of December 31, 2010 and 2011, respectively ;131,905,011 shares and 125,247,597 shares outstanding as of December 31, 2010 and 2011, respectively)	128	132
Additional paid-in capital	275,150	277,676
Treasury stock (nil and 2,414,460 shares as of December 31, 2010 and 2011, respectively)	(3,775)
Statutory reserves	8,049	7,671
Accumulated deficits	(38,138)	(28,164)
Accumulated other comprehensive income	30,734	18,353
Total AirMedia Group Inc.'s shareholders' equity	272,148	275,668
Noncontrolling interests	(2,090)	1,048
Total equity	270,058	276,716
TOTAL LIABILITIES AND EQUITY	$ 361,468	$ 347,186